JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 93.5%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	13	6,127
Raytheon Technologies Corp.	202	16,567
Textron, Inc.	124	7,189
		29,883
Air Freight & Logistics — 1.1%
FedEx Corp.	36	5,421
United Parcel Service, Inc., Class B	137	22,102
		27,523
Airlines — 0.1%
Southwest Airlines Co. *	56	1,725
Auto Components — 0.1%
Magna International, Inc. (Canada)	67	3,165
Automobiles — 2.3%
General Motors Co.	84	2,678
Rivian Automotive, Inc., Class A *	22	735
Tesla, Inc. *	202	53,640
		57,053
Banks — 3.6%
Bank of America Corp.	709	21,401
Citigroup, Inc.	113	4,697
Fifth Third Bancorp	287	9,169
SVB Financial Group *	7	2,499
Truist Financial Corp.	177	7,703
US Bancorp	443	17,875
Wells Fargo & Co. (a)	627	25,237
		88,581
Beverages — 1.9%
Coca-Cola Co. (The) (a)	500	28,001
Constellation Brands, Inc., Class A	40	9,189
PepsiCo, Inc.	62	10,075
		47,265
Biotechnology — 2.8%
AbbVie, Inc. (a)	229	30,684
Biogen, Inc. *	26	6,963
BioMarin Pharmaceutical, Inc. *	18	1,494
Neurocrine Biosciences, Inc. *	18	1,910
Regeneron Pharmaceuticals, Inc. *	21	14,894
Vertex Pharmaceuticals, Inc. *	45	13,068
		69,013
Building Products — 0.8%
Masco Corp.	120	5,599
Trane Technologies plc	98	14,177
		19,776

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.3%
Ameriprise Financial, Inc.	16	4,010
CME Group, Inc.	19	3,378
Intercontinental Exchange, Inc.	115	10,440
Morgan Stanley	133	10,479
Raymond James Financial, Inc.	46	4,563
S&P Global, Inc.	37	11,190
State Street Corp.	65	3,928
T. Rowe Price Group, Inc.	78	8,197
		56,185
Chemicals — 1.7%
Air Products and Chemicals, Inc.	17	3,979
Celanese Corp.	17	1,528
DuPont de Nemours, Inc.	85	4,303
Eastman Chemical Co.	91	6,449
Linde plc (United Kingdom)	64	17,144
PPG Industries, Inc.	81	8,974
		42,377
Commercial Services & Supplies — 0.1%
Cintas Corp.	8	3,012
Communications Equipment — 0.2%
Motorola Solutions, Inc.	19	4,219
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	13	4,364
Consumer Finance — 0.9%
American Express Co.	147	19,822
Capital One Financial Corp.	21	1,982
		21,804
Containers & Packaging — 0.1%
Avery Dennison Corp.	18	2,970
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	125	33,331
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	70	2,649
Electric Utilities — 1.8%
Evergy, Inc.	49	2,914
Exelon Corp.	404	15,135
FirstEnergy Corp.	175	6,490
NextEra Energy, Inc.	236	18,500
		43,039
Electrical Equipment — 0.6%
Eaton Corp. plc	107	14,294
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	67	1,950

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.1%
Baker Hughes Co.	87	1,825
Entertainment — 0.6%
Netflix, Inc. *	46	10,856
Walt Disney Co. (The) *	44	4,171
		15,027
Equity Real Estate Investment Trusts (REITs) — 2.5%
Camden Property Trust	66	7,937
Duke Realty Corp.	41	1,960
Equinix, Inc.	11	6,467
Equity LifeStyle Properties, Inc.	70	4,403
Host Hotels & Resorts, Inc.	212	3,367
Kimco Realty Corp.	135	2,486
Prologis, Inc.	137	13,866
SBA Communications Corp.	21	5,954
Sun Communities, Inc.	41	5,491
UDR, Inc.	32	1,342
Ventas, Inc.	192	7,723
		60,996
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	43	20,384
Food Products — 0.5%
Hershey Co. (The)	15	3,262
Mondelez International, Inc., Class A	139	7,631
		10,893
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	121	11,665
Baxter International, Inc.	165	8,902
Boston Scientific Corp. *	260	10,051
Dexcom, Inc. *	13	1,015
Intuitive Surgical, Inc. *	54	10,165
Medtronic plc	105	8,518
Zimmer Biomet Holdings, Inc.	52	5,459
		55,775
Health Care Providers & Services — 3.5%
Centene Corp. *	183	14,210
Elevance Health, Inc.	31	14,155
Humana, Inc.	9	4,607
McKesson Corp.	19	6,375
UnitedHealth Group, Inc. (a)	89	44,758
		84,105
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc. *	7	10,646
Chipotle Mexican Grill, Inc. *	8	11,905
Expedia Group, Inc. *	44	4,118

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	51	7,079
McDonald's Corp.	76	17,645
Royal Caribbean Cruises Ltd. *	16	615
Yum! Brands, Inc.	34	3,646
		55,654
Household Durables — 0.5%
Lennar Corp., Class A	122	9,064
PulteGroup, Inc.	18	693
Toll Brothers, Inc.	58	2,450
		12,207
Household Products — 1.6%
Colgate-Palmolive Co.	128	8,965
Kimberly-Clark Corp.	66	7,477
Procter & Gamble Co. (The)	182	22,930
		39,372
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	120	20,100
Insurance — 1.9%
Aon plc, Class A	27	7,362
Globe Life, Inc.	12	1,176
Progressive Corp. (The)	149	17,366
Prudential Financial, Inc.	29	2,467
Travelers Cos., Inc. (The)	116	17,778
		46,149
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	571	54,658
Alphabet, Inc., Class C * (a)	420	40,348
Meta Platforms, Inc., Class A * (a)	201	27,247
ZoomInfo Technologies, Inc., Class A *	62	2,575
		124,828
Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc. * (a)	733	82,822
IT Services — 3.9%
Accenture plc, Class A	85	21,816
Affirm Holdings, Inc. *	61	1,147
FleetCor Technologies, Inc. *	46	8,186
Mastercard, Inc., Class A (a)	105	29,865
Visa, Inc., Class A (a)	189	33,495
		94,509
Life Sciences Tools & Services — 1.7%
Danaher Corp.	56	14,595
Thermo Fisher Scientific, Inc.	54	27,405
		42,000

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Deere & Co.	59	19,546
Dover Corp.	41	4,764
Ingersoll Rand, Inc.	30	1,312
Otis Worldwide Corp.	126	8,031
Parker-Hannifin Corp.	43	10,496
		44,149
Media — 1.1%
Charter Communications, Inc., Class A *	33	10,123
Comcast Corp., Class A	506	14,826
Fox Corp., Class A	25	763
Interpublic Group of Cos., Inc. (The)	30	771
		26,483
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	92	2,503
Nucor Corp.	28	3,036
		5,539
Multiline Retail — 0.3%
Target Corp.	44	6,467
Multi-Utilities — 1.1%
Ameren Corp.	91	7,346
CenterPoint Energy, Inc.	255	7,194
Sempra Energy	82	12,277
		26,817
Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	28	3,938
ConocoPhillips (a)	257	26,325
Coterra Energy, Inc.	179	4,684
Diamondback Energy, Inc.	111	13,349
EOG Resources, Inc.	121	13,553
Exxon Mobil Corp. (a)	359	31,345
Phillips 66	72	5,839
Pioneer Natural Resources Co.	20	4,322
		103,355
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	353	25,079
Eli Lilly & Co.	80	25,795
Johnson & Johnson	139	22,699
Merck & Co., Inc.	170	14,635
Pfizer, Inc.	169	7,403
		95,611

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	28	2,542
Leidos Holdings, Inc.	81	7,095
		9,637
Road & Rail — 0.9%
Norfolk Southern Corp.	61	12,643
Uber Technologies, Inc. *	79	2,095
Union Pacific Corp.	40	7,839
		22,577
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	201	12,769
Analog Devices, Inc.	129	18,003
Applied Materials, Inc.	28	2,298
Lam Research Corp.	46	16,717
Microchip Technology, Inc.	97	5,947
Micron Technology, Inc.	62	3,122
NVIDIA Corp. (a)	170	20,593
NXP Semiconductors NV (China)	110	16,170
QUALCOMM, Inc.	49	5,514
Teradyne, Inc.	42	3,132
Texas Instruments, Inc.	157	24,257
		128,522
Software — 8.1%
Adobe, Inc. *	38	10,502
Fortinet, Inc. *	53	2,584
Intuit, Inc.	42	16,178
Microsoft Corp. (a)	654	152,274
Oracle Corp.	84	5,162
Salesforce, Inc. *	38	5,507
Workday, Inc., Class A *	30	4,545
		196,752
Specialty Retail — 2.9%
AutoNation, Inc. *	33	3,385
AutoZone, Inc. *	3	5,693
Best Buy Co., Inc.	112	7,116
Burlington Stores, Inc. *	13	1,464
Home Depot, Inc. (The)	42	11,467
Lowe's Cos., Inc.	130	24,416
O'Reilly Automotive, Inc. *	16	11,384
TJX Cos., Inc. (The)	101	6,283
		71,208
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. (a)	1,150	158,900
Seagate Technology Holdings plc	145	7,753
		166,653

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	123	10,248
Tobacco — 0.7%
Altria Group, Inc.	207	8,374
Philip Morris International, Inc.	117	9,665
		18,039
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	90	12,063
Total Common Stocks (Cost $2,573,066)		2,284,944
	NO. OF CONTRACTS
Options Purchased — 6.1%
Put Options Purchased — 6.1%
Index Funds — 6.1%
S&P 500 Index
11/30/2022 at USD 3,740.00, European Style
Notional Amount: USD 2,329,219
Counterparty: Exchange-Traded * (Cost $72,408)	6,496	149,927
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c) (Cost $42,329)	42,329	42,329
Total Investments — 101.3% (Cost $2,687,803)		2,477,200
Liabilities in Excess of Other Assets — (1.3)%		(32,582)
NET ASSETS — 100.0%		2,444,618

Percentages indicated are based on net assets.

Abbreviations
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	240	12/16/2022	USD	43,254	(659)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	6,496	USD 2,329,219	USD 4,180.00	11/30/2022	(4,320)
Written Put Options Contracts as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	6,496	USD 2,329,219	USD 3,160.00	11/30/2022	(28,680)
Total Written Options Contracts (Premiums Received $64,364)						(33,000)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,477,200	$—	$—	$2,477,200
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(659)	$—	$—	$(659)
Options Written (a)
Call Options Written	(4,320)	—	—	(4,320)
Put Options Written	(28,680)	—	—	(28,680)
Total Depreciation in Other Financial Instruments	$(33,659)	$—	$—	$(33,659)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$60,717	$422,942	$441,330	$—	$—	$42,329	42,329	$192	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.